Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Details of Other Short-Term Borrowings
Details of Other short-term borrowings at March 31, 2022 and 2023 are as follows:

	2022	2023

	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	46,668	41,142
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	2,266,360	2,218,111
Borrowings from the Bank of Japan	5,105,225	876,036
Other	148,518	262,040

Total	7,566,771	3,397,329

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,775,860 million and ¥490,500 million, respectively, at March 31, 2022, and ¥1,782,111 million and ¥436,000 million, respectively, at March 31, 2023.

Long-Term Debt with Original Maturities of More than One Year
Long-term debt with original maturities of more than one year at March 31, 2022 and 2023 is comprised of the following:

	2022	2023

	(in millions of yen)
Obligations under finance leases	4,621	6,863
Loan participation borrowings	220,312	245,176
Senior borrowings and bonds	8,600,493	11,245,475
Subordinated borrowings and bonds	3,752,790	3,395,509

Total	12,578,216	14,893,023

Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds
The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2022	2023

	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.20	Apr.2023 - Jun.2051	1,032,194	2,819,085
fixed rate denominated in U.S. dollars	0.00-5.75	Apr.2023 - Mar.2048	3,581,901	3,692,271
fixed rate denominated in other currencies	0.00-5.92	Apr.2023 - May.2041	1,223,991	1,948,714
floating rate denominated in Japanese yen	0.00-25.00	Apr.2023 - Sep.2081	582,430	569,173
floating rate denominated in U.S. dollars	0.00-32.80	Apr.2023 - Feb.2068	2,001,616	2,058,714
floating rate denominated in other currencies	0.10-12.00	Apr.2023 - Sep.2041	178,361	157,518

Total			8,600,493	11,245,475

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.39-4.26	Jun.2023 - Perpetual	3,171,343	2,961,504
fixed rate denominated in U.S. dollars	2.56-4.70	Mar.2024 - Sep.2031	581,447	434,005

Total			3,752,790	3,395,509

Total			12,353,283	14,640,984

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2023.
(2)	Maturity information disclosed is the range of maturities at March 31, 2023.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Contractual Maturities of Long-Term Debt
The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2023:

(in millions of yen)
Fiscal year ending March 31:
2024	1,177,938
2025	3,757,328
2026	702,968
2027	1,428,227
2028	1,291,313
2029 and thereafter	6,535,249

Total	14,893,023